Label	Element	Value
Prospectus:	rr_ProspectusTable
Supplement Text Block	pimcofunds-20180116_SupplementTextBlock

PIMCO Funds

Supplement Dated January 16, 2018 to the
Short Duration Strategy Funds Prospectus
dated July 28, 2017, as supplemented from time to time (the "Prospectus");
and to the Statement of Additional Information dated July 28, 2017, as supplemented from time to time (the "SAI")

Disclosure Related to the PIMCO Low Duration Fund (the "Fund")

Effective March 1, 2018, the supervisory and administrative fee for Class A shares of the Fund, stated as a percentage of the Fund's average daily net assets, will decrease by 0.05%. This supervisory and administrative fee decrease will result in the Management Fees decreasing by 0.05% for Class A shares of the Fund.

Accordingly, effective March 1, 2018, in the Prospectus, corresponding changes are made to the Fund's Annual Fund Operating Expenses table and the Expense Example following the table in the "Fund Summaries" section, and to the "Management of the Funds—Management Fees—Management Fee" and "Management of the Funds—Management Fees—Supervisory and Administrative Fee" sections. In addition, effective March 1, 2018, in the SAI, corresponding changes are made to the "Management of the Trust—Supervisory and Administrative Fee Rates" section.